BASIC AND DILUTED LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
BASIC AND DILUTED LOSS PER SHARE	BASIC AND DILUTED LOSS PER SHARE
Basic loss per share is calculated based on the weighted average number of common shares and common share equivalents outstanding during the year ended December 31, 2023, and 2022. Diluted loss per share is based on the assumption that stock options and warrants that have an exercise price less than the average market price of the Company's common shares during the period have been exercised on the later of the beginning of the year and the date granted. Net loss and basic weighted average shares outstanding are reconciled to diluted loss and diluted weighted average shares outstanding, respectively, as follows:

	Year ended December 31,
	2023	2022
Net loss for the period	$(65,196)	$(79,197)

Basic and diluted weighted average shares outstanding	274,057,213	240,100,023

Basic and diluted loss per share	$(0.24)	$(0.33)

11,059,245 stock options (Note 13 (d)) and 24,716,409 warrants (Note 12 (i)) were excluded from the computation of diluted weighted average shares outstanding for the year ended December 31, 2023 (7,878,746 and 17,561,152 respectively, for the year ended December 31, 2022), as their effect would be anti-dilutive.